Commitments, Guarantees and Contingencies - Legal and Regulatory Proceedings (Details)	Dec. 31, 2022 lawsuit
Fehr et al v Sun Life and Alamwala v Sun Life
Disclosure of contingent liabilities [line items]
Number of class action lawsuits filed	2